The Company and Significant Accounting Policies (Accumulated Other Comprehensive Income, Net of Tax) (Details) (USD $) In Millions, unless otherwise specified	Mar. 22, 2014	Dec. 28, 2013	Mar. 23, 2013	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Accounting Policies [Abstract]
Translation adjustments		$ (139.0)		$ 399.0	$ 402.1
Pension and post-retirement benefits adjustment to funded status		(403.0)		(737.8)	(658.1)
Recognition of pension and post-retirement benefits actuarial loss		272.5		265.5	196.0
Other		(1.6)		(0.5)	(1.5)
Ending balance	$ (261.3)	$ (271.1)	$ (90.3)	$ (73.8)	$ (61.5)	$ 88.0